Note 7 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about trade payable and accrued liabilities [text block]
	March 31, 2025	March 31, 2024

Trade payables	$93,707	$1,101,757
Advance royalty payable (Note 6)	-	301,967
Accrued liabilities	56,167	91,484
Due to related parties (Note 10)	156,244	86,980

Trade payables	$306,118	$1,582,188